Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and other payables
12.	Trade and other payables

	December 31, 2021	December 31, 2020
Trade payables and accrued expenses	611,546	327,619
Personnel accrued expenses	224,935	119,334
Dividend payable	24,881	21,285
	861,362	468,238
The Group’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 25.